THE TAIWAN FUND, INC.

Schedule of Investments / May 31, 2025 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE

COMMON STOCKS – 95.5%
CONSUMER DISCRETIONARY — 8.6%
Hotels, Restaurants & Leisure — 0.5%
Gourmet Master Co. Ltd.	461,000	$1,430,602
Household Durables — 4.0%
Nien Made Enterprise Co. Ltd.	799,000	11,544,355
Leisure Products — 2.6%
Giant Manufacturing Co. Ltd.	370,000	1,469,209
KMC Kuei Meng International, Inc.	20,000	66,737
Merida Industry Co. Ltd. (a)	1,542,000	6,097,302
		7,633,248
Textiles, Apparel & Luxury Goods — 1.5%
Fulgent Sun International Holding Co. Ltd. (a)	1,234,899	4,264,880
TOTAL CONSUMER DISCRETIONARY		24,873,085
INDUSTRIALS — 8.1%
Electrical Equipment — 7.2%
Advanced Energy Solution Holding Co. Ltd.	188,000	6,461,451
Bizlink Holding, Inc. (a)	666,000	14,334,051
		20,795,502
Industrial Machinery & Supplies — 0.9%
Shin Zu Shing Co. Ltd.	444,000	2,666,800
TOTAL INDUSTRIALS		23,462,302
INFORMATION TECHNOLOGY — 75.7%
Communications Equipment — 1.9%
Accton Technology Corp.	121,000	3,007,992
EZconn Corp.	166,000	2,564,626
		5,572,618
Electronic Equipment, Instruments & Components — 10.2%
Delta Electronics, Inc.	945,000	11,793,383
Dynapack International Technology Corp. (a) *	724,000	4,892,137
E Ink Holdings, Inc.	187,000	1,322,856
Fositek Corp. (a)	276,000	5,369,238
Lotes Co. Ltd. (a)	146,000	6,406,393
		29,784,007
Semiconductors & Semiconductor Equipment — 51.7%
Alchip Technologies Ltd. (a)	85,000	7,970,035
Elite Advanced Laser Corp. *	308,000	1,962,995
eMemory Technology, Inc.	137,000	10,994,377
Global Unichip Corp.	100,000	3,887,415
Grand Process Technology Corp. (a)	252,000	10,006,507
Jentech Precision Industrial Co. Ltd. (a)	334,000	15,101,523
LandMark Optoelectronics Corp.	724,000	7,114,737
	SHARES	US $ VALUE

INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 51.7%
MediaTek, Inc.	96,000	$4,036,238
MPI Corp.	120,000	3,183,343
Taiwan Semiconductor Manufacturing Co. Ltd.	2,497,000	80,571,233
Visual Photonics Epitaxy Co. Ltd. (a)	664,000	2,293,208
WinWay Technology Co. Ltd. (a)	77,000	2,851,995
		149,973,606
Technology Hardware, Storage & Peripherals — 11.9%
Asia Vital Components Co. Ltd.	150,000	3,103,258
King Slide Works Co. Ltd.	198,000	13,544,222
Quanta Computer, Inc. *	1,050,000	9,512,488
Wistron Corp. (a)	1,299,000	5,049,752
Wiwynn Corp.	40,000	3,230,058
		34,439,778
TOTAL INFORMATION TECHNOLOGY		219,770,009
MATERIALS — 3.1%
Metals & Mining — 3.1%
Century Iron & Steel Industrial Co. Ltd. (a)	1,488,000	8,937,384
TOTAL MATERIALS		8,937,384
TOTAL COMMON STOCKS (Cost — $172,458,270)		277,042,780
TOTAL INVESTMENTS — 95.5% (Cost — $172,458,270)		277,042,780
OTHER ASSETS AND LIABILITIES, NET—4.5%		13,084,755
NET ASSETS—100.0%		$290,127,535

Legend:

US $ – United States dollar

*	Non-income producing
(a)	All or a portion of the security is on loan. The market value of the securities on loan is $43,266,233, collateralized by non-cash collateral such as U.S. Government securities in the amount of $45,699,754.